Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
REVENUES
Total Revenues		$ 3,467,835	$ 3,057,323
COST OF REVENUES
Holistic wellness consumer products and services		2,185,950	2,222,009
Total Cost of Revenues		2,185,950	2,222,009
GROSS PROFIT		1,281,885	835,314
OPERATING EXPENSES:
Selling		70,710	58,953
General and administrative		1,971,438	1,908,295
Research and development		1,274	244
Total Operating Expenses		2,043,422	1,967,492
LOSS FROM OPERATIONS		(761,537)	(1,132,178)
OTHER INCOME (EXPENSE)
Interest expense, net		(55,992)	(43,657)
Other expense, net		(34,887)	(30,135)
Total Other Expense, net		(90,879)	(73,792)
LOSS BEFORE INCOME TAXES		(852,416)	(1,205,970)
INCOME TAXES BENEFIT		(55,466)	(4,274)
NET LOSS		(796,950)	(1,201,696)
Less: Net (loss) income attributable to noncontrolling interest		(1,946)	2,305
NET LOSS ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED		(795,004)	(1,204,001)
NET LOSS		(796,950)	(1,201,696)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT		(33,232)	25,115
TOTAL COMPREHENSIVE LOSS		(830,182)	(1,176,581)
Less: Comprehensive (loss) income attributable to noncontrolling interest		(785)	2,254
COMPREHENSIVE LOSS ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED		$ (829,397)	$ (1,178,835)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic	[1]	2,429,524	1,857,818
Diluted	[1]	2,429,524	1,857,818
Basic		$ (0.33)	$ (0.65)
Diluted		(0.33)	(0.65)
Basic, Total		(0.33)	(0.65)
Diluted, Total		$ (0.33)	$ (0.65)
Property Management Services [Member]
REVENUES
Total Revenues		$ 2,255,161	$ 2,089,041
COST OF REVENUES
Holistic wellness consumer products and services		1,881,083	1,622,146
Total Cost of Revenues		1,881,083	1,622,146
Holistic Wellness Consumer Products And Services [Member]
REVENUES
Total Revenues		1,212,674	893,785
COST OF REVENUES
Holistic wellness consumer products and services		304,867	599,863
Total Cost of Revenues		304,867	599,863
Others [Member]
REVENUES
Total Revenues			$ 74,497

[1]	Giving retroactive effect to the 1-for-20 reverse stock split effected on March 23, 2026